Pledged Assets and Collateral, Offsetting - Securities and Other Collateralized Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Collateral received with the right to sell or repledge	$ 136,600	$ 124,400
Resale, securities borrowing and similar arrangements [Abstract]
Gross amounts recognized	114,729	103,140
Gross amounts offset in consolidated balance sheet	(24,464)	(14,074)
Net amounts in consolidated balance sheet	90,265	89,066
Collateral not recognized in consolidated balance sheet	(89,592)	(88,330)
Net amount	673	736
Collateral sold or repledged	59,100	28,800
Repurchase and securities lending agreements
Gross amounts recognized	55,054	35,043
Gross amounts offset in consolidated balance sheet	(24,464)	(14,074)
Net amounts in consolidated balance sheet	30,590	20,969
Collateral pledged but not netted in consolidated balance sheet	(30,383)	(20,820)
Net amount	207	149
Collateral pledged, fair value	56,300	35,900
Fed funds sold and securities purchased under resale agreements [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	68,000	66,200
Loans [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	$ 22,300	$ 22,900